Net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earnings per share
Earnings per incremental share ("EPIS") is calculated as (i) the consequential effect on profit or loss from the assumed conversion of the class of potential ordinary shares ("POS") (i.e., the numerator adjustment) divided by (ii) the weighted average number of outstanding POS for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group's classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible credit facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
The following table presents the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(2,357,231)	(2,049,897)	(1,181,875)
Weighted-average number of common shares outstanding:
Basic and diluted	2,775,125	2,110,355	2,110,210
Net loss per share (in ones):
Basic and diluted	(0.85)	(0.97)	(0.56)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2025, 2024, and 2023. The PSUs, RSUs and RSAs used in the antidilutive effect calculation, have been impacted by the 1:30 ADS Ratio Change.

	For the year ended December 31,
	2025	2024	2023
Earn-out Shares	5,272,587	5,272,587	5,272,587
Class C-1 Shares	20,499,965	20,499,965	20,499,965
Class C-2 Shares	4,500,000	4,500,000	4,500,000
PSUs	297,324	124,637	65,703
RSUs	189,392	357,538	25,402
RSAs	28,022	28,922	—
Total antidilutive shares	30,787,290	30,783,649	30,363,657

Summary of antidilutive shares
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2025, 2024, and 2023. The PSUs, RSUs and RSAs used in the antidilutive effect calculation, have been impacted by the 1:30 ADS Ratio Change.

	For the year ended December 31,
	2025	2024	2023
Earn-out Shares	5,272,587	5,272,587	5,272,587
Class C-1 Shares	20,499,965	20,499,965	20,499,965
Class C-2 Shares	4,500,000	4,500,000	4,500,000
PSUs	297,324	124,637	65,703
RSUs	189,392	357,538	25,402
RSAs	28,022	28,922	—
Total antidilutive shares	30,787,290	30,783,649	30,363,657